Debt, Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Debt, Cash and Cash Equivalents

B.9. DEBT, CASH AND CASH EQUIVALENTS
Changes in financial position during the period were as follows:

(€ million)	June 30, 2024	December 31, 2023
Long-term debt	12,503	14,347
Short-term debt and current portion of long-term debt	9,236	2,045
Interest rate and currency derivatives used to manage debt	179	139
Total debt	21,918	16,531
Cash and cash equivalents	(6,795)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents	(11)	(28)
Net debt (a)	15,112	7,793
(a)Net debt does not include lease liabilities, which amounted to €2,012 million as of June 30, 2024 and €2,030 million as of December 31, 2023.

“Net debt” is a financial indicator used by management and investors to measure Sanofi’s overall net indebtedness.

B.9.1. NET DEBT AT VALUE ON REDEMPTION
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2024 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2024	Amortized cost	Adjustment to debt measured at fair value	June 30, 2024	December 31, 2023
Long-term debt	12,503	35	150	12,688	14,546
Short-term debt and current portion of long-term debt	9,236	—	18	9,254	2,045
Interest rate and currency derivatives used to manage debt	179	—	(169)	10	(18)
Total debt	21,918	35	(1)	21,952	16,573
Cash and cash equivalents	(6,795)	—	—	(6,795)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents	(11)	—	—	(11)	(28)
Net debt (a)	15,112	35	(1)	15,146	7,835
(a)Net debt does not include lease liabilities, which amounted to €2,012 million as of June 30, 2024 and €2,030 million as of December 31, 2023.

The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2024				December 31, 2023
	non-current	current		Total	non-current	current	Total
Bond issues	12,593	1,916		14,509	14,416	718	15,134
Other bank borrowings	95	7,118	(a)	7,213	130	1,118	1,248
Other borrowings	—	5		5	—	6	6
Bank credit balances	—	215		215	—	203	203
Interest rate and currency derivatives used to manage debt	—	10		10	—	(18)	(18)
Total debt	12,688	9,264		21,952	14,546	2,027	16,573
Cash and cash equivalents	—	(6,795)		(6,795)	—	(8,710)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(11)		(11)	—	(28)	(28)
Net debt	12,688	2,458		15,146	14,546	(6,711)	7,835
(a) As of June 30, 2024, current other bank borrowings include €6,955 million related to the US Commercial Paper program and €0 million related to the Negotiable European Commercial Paper program in France.
Principal financing and debt reduction transactions during the period
Sanofi did not carry out any bond issues in the first half of 2024.
An April 2016 fixed-rate bond issue of €600 million, which matured on April 5, 2024, was redeemed during the first half of 2024.
As of June 30, 2024, Sanofi had two syndicated credit facilities linked to social and environmental criteria in place to manage its liquidity in connection with current operations:
i.a syndicated credit facility of €4 billion, drawable in euros and US dollars and expiring on December 6, 2027, for which no further extension options are available; and
ii.a syndicated credit facility of €4 billion, drawable in euros and US dollars and expiring on March 7, 2029, for which a further one-year extension option remains available.
As of June 30, 2024, neither facility was drawn down.
Sanofi also has two short-term debt programs:
i. a €6 billion Negotiable European Commercial Paper program in France; and
ii.a $10 billion Commercial Paper program in the United States.
During the first half of 2024:
i. the average drawdown under the US Commercial Paper program was $5.8 billion; and
ii.the average drawdown under the Negotiable European Commercial Paper program in France was €0.1 billion.
The financing in place as of June 30, 2024 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking credit spreads or fees to the credit rating.

B.9.2. MARKET VALUE OF NET DEBT
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2024	December 31, 2023
Market value	14,214	7,086
Value on redemption	15,146	7,835